Long-Term Debt (Details Textual)	3 Months Ended		6 Months Ended							6 Months Ended		6 Months Ended		6 Months Ended			6 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended
	Jun. 30, 2012 USD ($) CreditFacility	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($) Vessel CreditFacility	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Teekay Tangguh Joint Venture [Member]	Jun. 30, 2012 Teekay Nakilat Corporation [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($) Vessel	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2021 [Member] Vessel	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($) Vessel	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($) Vessel	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] NOK	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] Currency swap [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] Currency swap [Member] NOK	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($) Vessel	Jun. 30, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)
Long-Term Debt (Textual) [Abstract]
Long-term debt (note 7)	$ 1,533,652,000		$ 1,533,652,000		$ 1,315,231,000					$ 315,802,000	$ 321,337,000	$ 111,877,000	$ 114,868,000		$ 334,310,000	$ 346,768,000	$ 116,594,000	$ 120,796,000	$ 13,282,000	$ 13,282,000	$ 117,475,000	700,000,000			$ 334,312,000		$ 334,312,000		€ 264,100,000	$ 348,906,000
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing fixed rate															166,100,000
Fixed interest rate on the portion of US Dollar-denominated Term Loans and Demand Loans outstanding															5.39%				4.84%
Frequency of paying U.S. Dollar-denominated Term Loans															Quarterly payments		Quarterly payments
Portion of U.S. Dollar-denominated Term Loans Outstanding bearing LIBOR plus margin rate															168,200,000
Bullet Repayments of term loan per vessel										95,000,000		20,000,000			56,000,000		50,700,000
Partnership interest owned						69.00%	70.00%
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility										0.30%		0.30%		0.30%
Marginal rate added to LIBOR for interest paid on second tranche under the loan facility										0.63%		0.70%		0.63%
Interest payments are based on NIBOR plus a margin																					5.25%	5.25%
Fixed interest payment on cross currency rate swap																							6.88%	6.88%
Principal locked transfer amount																							125,000,000	700,000,000
Debt instrument interest rate, based on EURIBOR plus margin, stated percentage rate range minimum																											0.60%
Debt instrument interest rate, based on EURIBOR plus margin, stated percentage rate range maximum																											2.25%
Borrowings provided under revolving credit facility	478,000,000		478,000,000
Margins on outstanding long term debt								2.75%	0.30%
Interest Rate on LIBOR															LIBOR plus 0.68%		LIBOR plus 2.75%
Foreign exchange gain (loss)	13,927,000	(8,859,000)	4,259,000	(29,892,000)																					(13,900,000)	(8,900,000)	4,300,000	(29,900,000)
Number of vessels			0							2		2		0	3		5										2
Bullet payment per vessel due (in years)										2021		12 years and six months		2021
Additional Long Term Debt (Textual) [Abstract]
Available long term revolving credit facilities	3		3
Undrawn amount of revolving credit facility	288,000,000		288,000,000
Amount reduced under revolving credit facilities, 2012	16,500,000		16,500,000
Amount reduced under revolving credit facilities, 2013	33,700,000		33,700,000
Amount reduced under revolving credit facilities, 2014	34,500,000		34,500,000
Amount reduced under revolving credit facilities, 2015	84,100,000		84,100,000
Amount reduced under revolving credit facilities, 2016	27,300,000		27,300,000
Amount reduced under revolving credit facilities, thereafter	281,900,000		281,900,000
Months required to repay all borrowings			12 months
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.38%		2.38%		2.30%
Aggregate annual long-term debt principal repayments, 2012	42,400,000		42,400,000
Aggregate annual long-term debt principal repayments, 2013	85,900,000		85,900,000
Aggregate annual long-term debt principal repayments, 2014	87,500,000		87,500,000
Aggregate annual long-term debt principal repayments, 2015	144,200,000		144,200,000
Aggregate annual long-term debt principal repayments, 2016	91,000,000		91,000,000
Aggregate annual long-term debt principal repayments, thereafter	1,082,700,000		1,082,700,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation	$ 50,000,000		$ 50,000,000
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash or cash equivalents			5.00%